Hoya Capital High Dividend Yield ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 89.6%
		Dividend Champions - 15.4%
1,236		Crown Castle International Corporation	$224,519
1,442		Digital Realty Trust, Inc.	241,881
2,884		Equity Residential	246,034
1,236		Extra Space Storage, Inc.	247,200
927		Innovative Industrial Properties, Inc.	238,081
1,751		Simon Property Group, Inc.	267,623
7,828		VICI Properties, Inc.	212,922
5,768		Vornado Realty Trust	231,528
2,575		Welltower, Inc.	205,022
3,090		WP Carey, Inc.	235,921
			2,350,731
		Large-Cap REITs - 14.3%
14,317		AGNC Investment Corporation	218,907
27,089		Annaly Capital Management, Inc.	219,421
7,416		Blackstone Mortgage Trust, Inc. - Class A	222,480
4,841		Gaming and Leisure Properties, Inc.	218,426
4,841		Iron Mountain, Inc.	219,975
10,918		Medical Properties Trust, Inc.	232,444
21,115		New Residential Investment Corporation	224,452
7,004		Omega Healthcare Investors, Inc.	195,692
4,532		Spirit Realty Capital, Inc.	201,946
9,373		Starwood Property Trust, Inc.	233,950
			2,187,693
		Mid-Cap REITs - 29.1% (a)
12,360		Apollo Commercial Real Estate Finance, Inc.	167,231
10,300		Arbor Realty Trust, Inc.	180,765
13,802		Brandywine Realty Trust	177,356
17,922		Broadmark Realty Capital, Inc.	161,298
8,446		CareTrust REIT, Inc.	170,694
12,463		Chimera Investment Corporation	198,162
8,961		Easterly Government Properties, Inc.	187,912
3,914		EPR Properties	180,514
6,901		Four Corners Property Trust, Inc.	186,465
6,077		Getty Realty Corporation	185,531
11,227		Global Net Lease, Inc.	159,423
4,223		Highwoods Properties, Inc.	182,434
7,107		Industrial Logistics Properties Trust	157,491
17,098		Ladder Capital Corporation	194,746
5,356		LTC Properties, Inc.	170,107
40,170		MFA Financial, Inc.	172,329
3,090		National Health Investors, Inc.	161,421
43,260		New York Mortgage Trust, Inc.	161,360
9,373		PennyMac Mortgage Investment Trust	162,809
9,991		Physicians Realty Trust	178,140
11,021		Piedmont Office Realty Trust, Inc.	191,545
14,935		Redwood Trust, Inc.	191,467
11,330		Sabra Health Care REIT, Inc.	146,497
2,781		SL Green Realty Corporation	193,085
11,021		Tanger Factory Outlet Centers, Inc.	218,326
			4,437,108
		Small-Cap REITs - 30.8% (a)
8,755		AFC Gamma, Inc.	189,371
721		Alexander’s, Inc.	184,280
10,300		Alpine Income Property Trust, Inc.	184,370
22,248		American Finance Trust, Inc.	176,649
11,845		Ares Commercial Real Estate Corporation	174,358
16,995		ARMOUR Residential REIT, Inc.	166,381
17,098		Bluerock Residential Growth REIT, Inc.	252,879
19,364		BrightSpire Capital, Inc.	181,053
20,394		Cherry Hill Mortgage Investment Corporation	174,369
16,171		Ellington Residential Mortgage REIT	173,030
41,303		Franklin Street Properties Corporation	237,905
8,446		Gladstone Commercial Corporation	187,670
12,051		Global Medical REIT, Inc.	196,913
14,008		Granite Point Mortgage Trust, Inc.	172,719
60,976		Invesco Mortgage Capital, Inc.	182,928
8,652		KKR Real Estate Finance Trust, Inc.	178,491
8,446		Nexpoint Real Estate Finance, Inc.	177,366
7,107		Office Properties Income Trust	168,649
5,974		One Liberty Properties, Inc.	194,334
36,668		Orchid Island Capital, Inc.	165,739
15,656		Preferred Apartment Communities, Inc.	206,346
12,360		Ready Capital Corporation	189,850
36,668		Sachem Capital Corporation	211,208
28,634		Two Harbors Investment Corporation	168,368
14,523		Uniti Group, Inc.	192,720
			4,687,946
		TOTAL COMMON STOCKS (Cost $14,073,318)	13,663,478

		PREFERRED STOCKS - 9.8%
		Preferreds - 9.8%
1,957		ACRES Commercial Realty Corporation	50,451
		8.625%, Perpetual (b)
		AGNC Investment Corporation
1,854		Series C, 7.000%, Perpetual (b)	46,851
2,060		Series E, 6.500%, Perpetual (b)	52,139
		Annaly Capital Management, Inc.
1,957		Series F, 6.950%, Perpetual (b)	48,945
1,957		Series G, 6.500%, Perpetual (b)	48,768
1,957		Series I, 6.750%, Perpetual (b)	49,649
1,854		ARMOUR Residential REIT, Inc.	47,759
		Series C, 7.000%, Perpetual
2,369		Braemar Hotels & Resorts, Inc.	50,957
		Series B, 5.500%, Perpetual (c)
		Chimera Investment Corporation
1,957		Series B, 8.000%, Perpetual (b)	49,766
1,957		Series C, 7.750%, Perpetual (b)	50,197
1,854		Series D, 8.000%, Perpetual (b)	47,277
		DigitalBridge Group, Inc.
1,957		Series H, 7.125%, Perpetual	48,514
2,060		Series I, 7.150%, Perpetual	51,912
2,060		Series J, 7.125%, Perpetual	53,169
		Global Net Lease, Inc.
1,957		Series A, 7.250%, Perpetual	49,943
1,854		Series B, 6.875%, Perpetual	47,703
		Hersha Hospitality Trust
2,163		Series D, 6.500%, Perpetual	50,290
1,957		Series E, 6.500%, Perpetual	45,668
		Invesco Mortgage Capital, Inc.
1,957		Series B, 7.750%, Perpetual (b)	49,101
2,060		Series C, 7.500%, Perpetual (b)	51,953
		MFA Financial, Inc.
2,060		Series B, 7.500%, Perpetual	51,397
2,060		Series C, 6.500%, Perpetual (b)	48,801
		New Residential Investment Corporation
1,957		Series B, 7.125%, Perpetual (b)	48,553
2,163		Series C, 6.375%, Perpetual (b)	49,100
		New York Mortgage Trust, Inc.
1,854		Series D, 8.000%, Perpetual (b)	47,333
2,060		Series E, 7.875%, Perpetual (b)	52,097
1,751		RLJ Lodging Trust	49,046
		Series A, 1.950%, Perpetual (c)
1,957		SITE Centers Corporation	48,984
		Series A, 6.375%, Perpetual
		Two Harbors Investment Corporation
2,060		Series B, 7.625%, Perpetual (b)	51,912
1,957		Series C, 7.250%, Perpetual (b)	48,964
		TOTAL PREFERRED STOCKS (Cost $1,521,219)	1,487,199

		SHORT-TERM INVESTMENTS - 0.5%
81,581		First American Government Obligations Fund, Class X, 0.03% (d)	81,581
		TOTAL SHORT-TERM INVESTMENTS (Cost $81,581)	81,581
		TOTAL INVESTMENTS - 99.9% (Cost $15,676,118)	15,232,258
		Other Assets in Excess of Liabilities - 0.1%	14,359
		NET ASSETS - 100.0%	$15,246,617

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund’s Adviser.
	(a)
The Index, and consequently the Fund, is expected to concentrate its investments in real estate-related industries. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

	(b)	Variable security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2021.
	(c)	Convertible security.
	(d)	Rate shown is the annualized seven-day yield as of November 30, 2021.
	REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,663,478	$-	$-	$13,663,478
Preferred Stocks	1,487,199	-	-	1,487,199
Short-Term Investments	81,581	-	-	81,581
Total Investments in Securities	$15,232,258	$-	$-	$15,232,258
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.